Annual Total Returns- Janus Henderson Dividend and Income Builder Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Dividend and Income Builder Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.81%	1.10%	1.68%	4.45%	17.78%	(9.07%)	18.84%	5.20%